UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02554

Name of Registrant: Vanguard Money Market Reserves

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2011 – August 31, 2012

Item 1: Reports to Shareholders

Annual Report | August 31, 2012

Vanguard Money Market Funds

Vanguard Prime Money Market Fund
Vanguard Federal Money Market Fund
Vanguard Admiral™ Treasury Money Market Fund

> For the 12 months ended August 31, 2012, returns for the Vanguard Money Market Funds remained near 0%.

> The results can largely be attributed to the Federal Reserve’s monetary policy, which has kept short-term interest rates anchored near zero for more than three years.

> While yields are disappointingly low, our money market funds have continued to serve as high-quality, liquid investments for investors with short-term savings goals.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
Prime Money Market Fund.	10
Federal Money Market Fund.	34
Admiral Treasury Money Market Fund.	45
About Your Fund’s Expenses.	57
Trustees Approve Advisory Arrangement.	59
Glossary.	60

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in a movie based on Patrick O’Brian’s sea novels, set amid the Napoleonic wars. Vanguard was named for another ship of that era, the HMS Vanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended August 31, 2012

	7-Day SEC	Total
	Yield	Returns
Vanguard Prime Money Market Fund
Investor Shares	0.04%	0.04%
Institutional Shares	0.11	0.11
Money Market Funds Average		0.00
Money Market Funds Average: Derived from data provided by Lipper Inc.

Vanguard Federal Money Market Fund	0.01%	0.01%
Government Money Market Funds Average		0.00
Government Money Market Funds Average: Derived from data provided by Lipper Inc.

Vanguard Admiral Treasury Money Market Fund	0.02%	0.01%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average		0.00

iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.

The 7-day SEC yield of a money market fund more closely reflects the current earnings of the fund than its total return.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Chairman’s Letter

Dear Shareholder,

The past 12 months were marked by familiar concerns—the pace of the recovery in the United States, the debt crisis in Europe, and a slowdown in growth in emerging markets. And the response from the Federal Reserve and a number of central banks abroad was familiar as well—further monetary policy action to lower borrowing costs for households and corporations.

In this environment of cheap money, returns for the Vanguard Money Market Funds hovered near zero. The Prime Money Market Fund returned 0.04% for Investor Shares, while Institutional Shares, with their lower expense ratio, fared slightly better at 0.11%. Both the Federal and Admiral Treasury Money Market Funds returned 0.01%. Although it’s of little comfort, the funds managed to do better than the average return of 0.00% for their peer groups.

As of August 31, 2012, the Prime Money Market Fund’s 7-day SEC yield had inched up to 0.04% from 0.03% a year earlier for Investor Shares and stood unchanged at 0.11% for Institutional Shares. Yields of the Federal and Admiral Treasury Money Market Funds were 0.01% and 0.02%, respectively, compared with 0.01% for both funds a year earlier. (These two funds have been closed to new investors since 2009.) All three money market funds maintained a net asset value of $1 per share, as is expected but not guaranteed.

Near the end of the period under review, the Securities and Exchange Commission announced that it would not move ahead at that time with proposed regulatory changes for money market funds. These changes would have gone beyond the significant regulatory improvements the SEC adopted in 2010. Regulators continue to evaluate money market funds, however, and debate about next steps continues. While the regulatory environment may be in flux, that has not affected the high standards for credit quality and liquidity that we have always applied to Vanguard money market funds as we seek to provide a stable and liquid cash-management tool for investors.

Bonds continued their march, as yields dropped to record lows
Bonds produced solid returns for the period; the broad U.S. taxable market advanced nearly 6% for the 12 months. Long-term U.S. Treasuries were particularly strong as they benefited from the Federal Reserve’s bond-buying program, known as Operation Twist.

As bond prices rose, the yield of the 10-year U.S. Treasury note fell to a record low in July, closing below 1.5%. (Bond yields and prices move in opposite directions.) Bondholders have enjoyed years of strong returns. But as Tim Buckley, our incoming chief investment

Market Barometer
		Average Annual Total Returns
		Periods Ended August 31, 2012
	One	Three	Five
	Year	Years	Years
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	5.78%	6.51%	6.66%
Barclays Municipal Bond Index (Broad tax-exempt market)	8.78	7.02	6.24
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.08	0.71

Stocks
Russell 1000 Index (Large-caps)	17.33%	13.82%	1.47%
Russell 2000 Index (Small-caps)	13.40	13.89	1.90
Dow Jones U.S. Total Stock Market Index	16.74	13.87	1.73
MSCI All Country World Index ex USA (International)	-1.92	3.64	-3.59

CPI
Consumer Price Index	1.69%	2.20%	2.07%

officer, has noted, investors shouldn’t be surprised if future results are more modest. As yields tumble, the scope for further declines—and price increases—diminishes.

As it has since December 2008, the Federal Reserve Board held its target for the shortest-term interest rates between 0% and 0.25%, keeping a tight rein on the returns from money market funds and savings accounts.

U.S. stocks shook off concerns to produce double-digit returns
U.S. stocks generated robust gains, returning nearly 17%. They seemed to get a lift as the U.S. economy continued to grow, albeit at a modest rate, and avoided the “double-dip” recession that some investors had feared.

Though European stocks posted strong returns in local-currency terms, this performance was much more modest when converted into U.S. dollars—a result of the dollar’s strengthening against the euro during the 12 months. Signs of slowing economic growth restrained returns for emerging markets and the developed markets of the Pacific region.

Questions about the finances of European governments and banks continued to preoccupy investors. Although the situation in Europe is very fluid, Vanguard

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Institutional	Peer Group
	Shares	Shares	Average
Prime Money Market Fund	0.20%	0.09%	0.28%
Federal Money Market Fund	0.20	—	0.19
Admiral Treasury Money Market Fund	0.12	—	0.16

The fund expense ratios shown are from the prospectus dated December 27, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended August 31, 2012, the funds’ expense ratios were: for the Prime Money Market Fund, 0.16% for Investor Shares and 0.09% for Institutional Shares; for the Federal Money Market Fund, 0.12%; for the Admiral Treasury Money Market Fund, 0.05%. The expense ratios for the Federal Money Market Fund and the Admiral Treasury Money Market Fund reflect a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the expense ratios were: for the Federal Money Market Fund, 0.16%; for the Admiral Treasury Money Market Fund, 0.10%.

Peer groups: For the Prime Money Market Fund, Money Market Funds; for the Federal Money Market Fund, Government Money Market Funds; and for the Admiral Treasury Money Market Fund, U.S. Treasury Money Market Funds.

economists believe the most likely scenario is that the Eurozone will “muddle through” for several years, with occasional spikes in market volatility, as fiscal tightening continues in the face of weak economic growth.

Monetary policy keeping a lid on money market returns
Signs that global growth was slowing over the past 12 months spurred central banks around the world into action. While China, Brazil, and the European Central Bank cut their interest rates, the Federal Reserve had little room to maneuver given that it has kept the federal funds rate at a target range of 0.00%–0.25% since 2008. However, the Fed announced in January that it was extending the period through which it expects interest rates to remain “exceptionally low” from mid-2013 to late 2014. (It pushed the date out even further—to mid-2015—just after the close of the period under review.) And in June, citing weak economic data as well as “significant downside risks” in global financial markets, the Fed lowered its growth forecast for the U.S. economy and announced it would extend its Operation Twist program until the end of 2012. Through the program, which began in September 2011 and was originally scheduled to end in June, the Fed sells shorter-term Treasuries and buys longer-term ones to drive down longer-term financing costs.

Operation Twist, along with sustained demand for longer-term Treasuries as a safe haven in turbulent financial markets,

Total Returns
Ten Years Ended August 31, 2012

Average
Annual Return
Prime Money Market Fund Investor Shares	1.88%
Money Market Funds Average	1.45
Money Market Funds Average: Derived from data provided by Lipper Inc.

Federal Money Market Fund	1.81%
Government Money Market Funds Average	1.42
Government Money Market Funds Average: Derived from data provided by Lipper Inc.

Admiral Treasury Money Market Fund	1.73%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average	1.27
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

contributed to a flattening of the yield curve during the 12-month period: Yields of Treasuries with maturities of less than 3 years rose slightly, while yields of securities with longer maturities declined (the yield of the 3-month T-bill, for example, rose from 0.01% to 0.09%, while the yield of the 10-year Treasury note fell from 2.22% to 1.56%).

With yields low across all money market instruments, returns for all three Vanguard funds hovered near zero. That said, the funds’ advisor, Vanguard (through its Fixed Income Group), continued to seek as much income as possible while maintaining high credit-quality standards.

The Prime Money Market Fund had exposure to the debt of foreign banks in the form of commercial paper (a type of unsecured loan) and dollar-denominated certificates of deposit. Because of the ongoing financial troubles in Europe, the advisor had eliminated all of the fund’s direct exposure to European banks by the end of 2011 while increasing its exposure to Australian and Canadian banks of higher credit quality. Altogether, holdings of foreign banks stood at around 19% of the fund’s assets at the end of the 12-month period.

Changes in Yields
		7-Day SEC Yield
	August 31,	August 31,
	2012	2011
Prime Money Market Fund
Investor Shares	0.04%	0.03%
Institutional Shares	0.11	0.11
Federal Money Market Fund	0.01	0.01
Admiral Treasury Money Market Fund	0.02	0.01

The Prime Money Market Fund also had limited exposure to corporate debt as well as to repurchase agreements, which represent very short-term loans of government securities.

Looking at a decade of returns paints a brighter picture
Short-term interest rates have not always been as low as they are now. Despite near-zero returns for the past several years, the Prime Money Market Fund generated an average annualized return for the past ten years of 1.88% for Investor Shares and 2.04% for Institutional Shares. The Federal and Admiral Treasury Money Market Funds returned 1.81% and 1.73%, respectively, for the same period. On a comparative basis, all three funds performed well, outpacing the average returns of their peer-fund groups.

Why have money market funds in your portfolio?
We believe that every asset in your portfolio should be there for a reason. With yields from money market funds so low, some investors might be wondering if their money wouldn’t be better off elsewhere. But if you have a short-term savings goal, holding a money market fund in your portfolio can still make sense. Like the yields on other savings vehicles, the yields of the Vanguard Money Market Funds have been disappointing. The funds have nevertheless succeeded in providing savers with a stable, highly liquid place to hold cash for shorter-term needs. These funds invest in high-quality, short-term instruments with the aim of preserving your capital in both stable financial markets and in periods of uncertainty. And they are designed to ensure that your capital is readily available should you need to access it.

But not all money market funds are created equal. Our in-house credit analysis has allowed us to avoid some of the recent potholes—in the Prime Money Market Fund, for example, we eliminated direct exposure to French, Italian, and Spanish banks back in December 2010. And preserving liquidity is a central goal, so in periods of market volatility, the advisor will often tilt the Prime Money Market Fund’s allocation toward U.S. Treasury securities, as it did during the financial crisis.

For further details on how our money market funds are managed and what role they can play in a portfolio, we invite you to consult a recent Vanguard commentary on that topic, The Buck Stops Here: Vanguard Money Market Funds, available at vanguard.com/research.

As always, thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
September 14, 2012

Advisor’s Report

With short-term interest rates anchored near zero, returns for the three Vanguard Money Market Funds for the 12 months ended August 31, 2012, ranged from 0.01% for the Federal and Admiral Treasury Money Market Funds to 0.11% for Institutional Shares of the Prime Money Market Fund.

During the period, the weak labor market and strains in global financial markets prompted further monetary action from the Federal Reserve. In September 2011, it announced “Operation Twist,” which involves selling short-term U.S. Treasuries and reinvesting the proceeds in longer-dated Treasuries with the aim of driving down financing costs for businesses and consumers. And to aid the mortgage market in particular, the Fed began reinvesting maturing positions in agency debt and agency mortgage-backed securities (MBS) in additional agency MBS. In June 2012, it announced that Operation Twist would continue through the end of the year and that the federal funds target rate was likely to remain extremely low through 2014 rather than through mid-2013, as it had previously indicated (a timetable it extended even further in September).

Toward the end of the period, the Securities and Exchange Commission announced that it would not be moving forward for the time being with a number of regulatory changes for money market funds beyond those adopted in 2010.

At this time, policymakers and other regulatory bodies continue to debate whether additional changes might be called for.

Portfolio adjustments
Given the uncertainties in the financial markets and our conservative approach to investing, shifts in the funds’ asset mix during the period were generally not that significant, as they reflected a search for relative value, but only among very high-quality assets. For example, we favored the higher yields of agency securities compared with Treasuries at the beginning of the period, but as the difference in their yields narrowed, we added Treasuries for their liquidity.

Similarly, we sought out investment opportunities among foreign banks (in the form of certificates of deposit and commercial paper), but limited our holdings to high-quality Canadian and Australian financial institutions while eliminating all exposure to European banks.

More than a dozen global banks, including five centered in the United States, were downgraded by Moody’s Investors Service in June. As the move was largely anticipated, we were able to make adjustments to the Prime Money Market Fund well in advance of the downgrades, avoiding any significant impact to its portfolio.

The outlook
Short-term interest rates don’t look likely to move higher any time soon. Just after the close of the period under review, the Federal Reserve announced that it was once again pushing out how long it expects to keep the federal funds rate at “exceptionally low levels,” this time until at least mid-2015. The Fed also announced that it would start buying $40 billion of mortgage-backed securities per month, which will certainly provide further support to that segment of the market.

The situation in Europe remains a concern. Although European governments have taken significant steps to address some of the liquidity issues in their own marketplace, the conditions that were problematic two years ago are still in place today. We will continue to monitor developments in Europe, but are likely to remain on the sidelines until we see fundamental improvements.

We will continue to position the portfolios conservatively, given the level of uncertainty in the markets, which means favoring the credit quality and price stability afforded by U.S. Treasuries and agency securities.

David R. Glocke, Principal
Vanguard Fixed Income Group
September 14, 2012

Prime Money Market Fund

Fund Profile
As of August 31, 2012

Financial Attributes
	Investor	Institutional
	Shares	Shares
Ticker Symbol	VMMXX	VMRXX
Expense Ratio[1]	0.20%	0.09%
7-Day SEC Yield	0.04%	0.11%
Average Weighted
Maturity	58 days	58 days

Sector Diversification (% of portfolio)
Commercial Paper	9.5%
Certificates of Deposit	4.9
Yankee/Foreign	26.1
U.S. Treasury Bills	32.8
U.S. Government Agency Obligations	21.3
Repurchase Agreements	0.2
Other	5.2

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated December 27, 2011, and represent estimated costs for the current fiscal year. For the fiscal year ended August 31, 2012, the expense ratios were 0.16% for Investor Shares and 0.09% for Institutional Shares.

Prime Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: August 31, 2002, Through August 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended August 31, 2012
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Prime Money Market Fund Investor
Shares	0.04%	1.01%	1.88%	$12,046
Money Market Funds Average	0.00	0.73	1.45	11,543
Citigroup Three-Month U.S. Treasury
Bill Index	0.05	0.71	1.74	11,882

Money Market Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Prime Money Market Fund Institutional
Shares	0.11%	1.13%	2.04%	$6,120,361
Institutional Money Market Funds Average	0.05	0.91	1.76	5,951,705
Citigroup Three-Month U.S. Treasury Bill
Index	0.05	0.71	1.74	5,941,062

See Financial Highlights for dividend information.

Prime Money Market Fund

Fiscal-Year Total Returns (%): August 31, 2002, Through August 31, 2012

		Money
		Market
		Funds
	Investor Shares	Average
Fiscal Year	Total Returns	Total Returns
2003	1.12%	0.60%
2004	0.83	0.39
2005	2.31	1.68
2006	4.38	3.69
2007	5.23	4.55
2008	3.60	3.02
2009	1.31	0.62
2010	0.08	0.02
2011	0.06	0.00
2012	0.04	0.00

7-day SEC yield (8/31/2012): 0.04%
Money Market Funds Average: Derived from data provided by Lipper Inc.

Average Annual Total Returns: Periods Ended June 30, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/4/1975	0.03%	1.18%	1.91%
Institutional Shares	10/3/1989	0.10	1.31	2.07

Prime Money Market Fund

Financial Statements

Statement of Net Assets
As of August 31, 2012

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (54.1%)
2	Fannie Mae Discount Notes	0.160%	9/4/12	74,000	73,999
2	Fannie Mae Discount Notes	0.160%	9/5/12	50,000	49,999
2	Fannie Mae Discount Notes	0.130%	9/12/12	50,000	49,998
2	Fannie Mae Discount Notes	0.130%	9/19/12	160,000	159,990
2	Fannie Mae Discount Notes	0.130%	9/26/12	71,000	70,994
2	Fannie Mae Discount Notes	0.160%	10/3/12	107,000	106,985
2	Fannie Mae Discount Notes	0.130%–0.140%	10/10/12	151,000	150,978
2	Fannie Mae Discount Notes	0.136%	10/31/12	59,000	58,987
2	Fannie Mae Discount Notes	0.130%–0.135%	11/7/12	338,303	338,219
2	Fannie Mae Discount Notes	0.130%	11/14/12	82,500	82,478
2	Fannie Mae Discount Notes	0.160%	2/6/13	99,400	99,330
3	Federal Home Loan Bank Discount Notes	0.130%–0.160%	9/5/12	81,454	81,453
3	Federal Home Loan Bank Discount Notes	0.125%	9/7/12	331,500	331,493
3	Federal Home Loan Bank Discount Notes	0.125%–0.130%	9/12/12	476,100	476,081
3	Federal Home Loan Bank Discount Notes	0.135%	9/14/12	192,000	191,991
3	Federal Home Loan Bank Discount Notes	0.130%–0.160%	9/19/12	311,000	310,980
3	Federal Home Loan Bank Discount Notes	0.130%	9/21/12	670,250	670,202
3	Federal Home Loan Bank Discount Notes	0.125%–0.130%	9/26/12	1,195,000	1,194,893
3	Federal Home Loan Bank Discount Notes	0.130%	9/28/12	158,500	158,484
3	Federal Home Loan Bank Discount Notes	0.134%	10/3/12	1,050,000	1,049,875
3	Federal Home Loan Bank Discount Notes	0.140%	10/10/12	1,103,900	1,103,733
3	Federal Home Loan Bank Discount Notes	0.140%–0.145%	10/12/12	307,000	306,950
3	Federal Home Loan Bank Discount Notes	0.130%–0.140%	10/17/12	208,305	208,269
3	Federal Home Loan Bank Discount Notes	0.130%	10/19/12	1,335,215	1,334,984
3	Federal Home Loan Bank Discount Notes	0.128%–0.130%	11/7/12	723,600	723,426
3	Federal Home Loan Bank Discount Notes	0.137%–0.140%	11/9/12	499,050	498,919
3	Federal Home Loan Bank Discount Notes	0.135%–0.140%	11/14/12	467,200	467,067
3	Federal Home Loan Bank Discount Notes	0.130%	11/16/12	150,400	150,359
3	Federal Home Loan Bank Discount Notes	0.130%	11/21/12	401,300	401,183
3	Federal Home Loan Bank Discount Notes	0.130%	11/23/12	703,726	703,515
3	Federal Home Loan Bank Discount Notes	0.130%	11/28/12	250,000	249,920
3	Federal Home Loan Bank Discount Notes	0.160%	2/22/13	350,000	349,729
[2,4]	Federal Home Loan Mortgage Corp.	0.194%	2/4/13	1,000,000	999,782
[2,4]	Federal Home Loan Mortgage Corp.	0.197%	3/21/13	907,000	906,747
[2,4]	Federal Home Loan Mortgage Corp.	0.194%	5/6/13	980,000	979,681
[2,4]	Federal Home Loan Mortgage Corp.	0.195%	6/3/13	950,000	949,711

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
[2,4]	Federal Home Loan Mortgage Corp.	0.188%	6/17/13	83,000	82,967
[2,4]	Federal National Mortgage Assn.	0.268%	9/17/12	988,000	987,991
[2,4]	Federal National Mortgage Assn.	0.258%	11/23/12	1,772,795	1,772,673
[2,4]	Federal National Mortgage Assn.	0.267%	12/20/12	494,500	494,470
[2,4]	Federal National Mortgage Assn.	0.266%	12/28/12	219,000	218,986
[2,4]	Federal National Mortgage Assn.	0.229%	8/12/13	1,000,000	999,713
[2,4]	Federal National Mortgage Assn.	0.213%	11/8/13	1,250,000	1,249,551
[2,4]	Federal National Mortgage Assn.	0.210%	11/14/13	1,000,000	999,643
2	Freddie Mac Discount Notes	0.140%–0.160%	9/4/12	314,968	314,964
2	Freddie Mac Discount Notes	0.130%–0.150%	9/10/12	199,000	198,993
2	Freddie Mac Discount Notes	0.130%–0.160%	9/17/12	373,077	373,055
2	Freddie Mac Discount Notes	0.160%	9/24/12	90,000	89,991
2	Freddie Mac Discount Notes	0.160%	10/3/12	20,590	20,587
2	Freddie Mac Discount Notes	0.140%	10/9/12	200,000	199,970
2	Freddie Mac Discount Notes	0.135%	10/11/12	42,000	41,994
2	Freddie Mac Discount Notes	0.130%	10/25/12	84,300	84,284
2	Freddie Mac Discount Notes	0.140%	11/13/12	125,000	124,964
2	Freddie Mac Discount Notes	0.130%	11/26/12	125,429	125,390
	United States Treasury Bill	0.100%–0.135%	9/6/12	1,636,500	1,636,473
	United States Treasury Bill	0.085%–0.090%	9/13/12	1,118,649	1,118,623
	United States Treasury Bill	0.150%	9/27/12	1,950,000	1,949,789
	United States Treasury Bill	0.140%	10/4/12	2,725,000	2,724,650
	United States Treasury Bill	0.150%	10/11/12	2,500,000	2,499,583
	United States Treasury Bill	0.111%	10/18/12	300,000	299,956
	United States Treasury Bill	0.108%–0.110%	10/25/12	331,699	331,644
	United States Treasury Bill	0.105%–0.150%	11/1/12	1,270,000	1,269,711
	United States Treasury Bill	0.084%–0.107%	11/8/12	600,000	599,922
	United States Treasury Bill	0.133%–0.150%	11/15/12	2,525,000	2,524,250
	United States Treasury Bill	0.105%–0.147%	11/23/12	2,792,562	2,791,727
	United States Treasury Bill	0.141%–0.146%	11/29/12	1,292,000	1,291,543
	United States Treasury Bill	0.130%	12/6/12	155,000	154,947
	United States Treasury Bill	0.140%–0.141%	12/13/12	1,800,000	1,799,277
	United States Treasury Bill	0.146%–0.148%	12/20/12	800,000	799,640
	United States Treasury Bill	0.145%–0.153%	12/27/12	1,900,000	1,899,080
	United States Treasury Bill	0.147%–0.148%	1/10/13	564,405	564,102
	United States Treasury Bill	0.140%–0.153%	1/17/13	2,000,000	1,998,873
	United States Treasury Bill	0.140%–0.141%	1/24/13	1,450,000	1,449,177
	United States Treasury Bill	0.146%–0.147%	1/31/13	1,490,000	1,489,078
	United States Treasury Bill	0.138%–0.142%	2/7/13	1,800,000	1,798,885
	United States Treasury Bill	0.145%	2/14/13	400,000	399,732
	United States Treasury Bill	0.144%–0.145%	2/21/13	1,600,000	1,598,887
	United States Treasury Note/Bond	1.375%	9/15/12	500,000	500,242
	United States Treasury Note/Bond	4.250%	9/30/12	1,454,000	1,458,745
	United States Treasury Note/Bond	1.375%	10/15/12	350,000	350,514
	United States Treasury Note/Bond	0.375%	10/31/12	477,000	477,174
	United States Treasury Note/Bond	1.375%	11/15/12	450,000	451,116
	United States Treasury Note/Bond	4.000%	11/15/12	250,000	251,967
	United States Treasury Note/Bond	0.500%	11/30/12	200,000	200,167
	United States Treasury Note/Bond	3.875%	2/15/13	900,000	915,123
Total U.S. Government and Agency Obligations (Cost $62,016,167)					62,016,167
Commercial Paper (21.7%)
Bank Holding Company (0.2%)
	PNC Bank NA	0.210%	12/3/12	217,000	216,882

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Finance—Auto (1.6%)
American Honda Finance Corp.	0.180%–0.190%	9/21/12	192,000	191,980
American Honda Finance Corp.	0.190%	9/24/12	114,500	114,486
American Honda Finance Corp.	0.190%	10/9/12	47,000	46,991
American Honda Finance Corp.	0.190%	10/18/12	89,400	89,378
American Honda Finance Corp.	0.190%	10/22/12	87,350	87,326
5 BMW US Capital LLC	0.170%	9/10/12	24,500	24,499
5 BMW US Capital LLC	0.170%	9/13/12	161,000	160,991
5 BMW US Capital LLC	0.170%	9/18/12	118,000	117,990
5 BMW US Capital LLC	0.200%	11/21/12	23,000	22,990
5 BMW US Capital LLC	0.200%	11/29/12	25,000	24,988
Toyota Motor Credit Corp.	0.381%	10/2/12	26,250	26,241
Toyota Motor Credit Corp.	0.381%	10/9/12	168,000	167,933
Toyota Motor Credit Corp.	0.371%	10/15/12	31,500	31,486
Toyota Motor Credit Corp.	0.401%	11/13/12	51,000	50,959
Toyota Motor Credit Corp.	0.401%	11/14/12	137,500	137,387
Toyota Motor Credit Corp.	0.321%	12/10/12	225,000	224,800
Toyota Motor Credit Corp.	0.321%	12/13/12	194,000	193,822
Toyota Motor Credit Corp.	0.341%	2/19/13	45,750	45,676
Toyota Motor Credit Corp.	0.341%	2/20/13	112,500	112,317
				1,872,240
Finance—Other (5.3%)
5 Chariot Funding LLC	0.220%	11/14/12	46,000	45,979
5 Chariot Funding LLC	0.220%	11/15/12	39,000	38,982
General Electric Capital Corp.	0.210%	9/26/12	392,000	391,943
General Electric Capital Corp.	0.240%	10/29/12	39,000	38,985
General Electric Capital Corp.	0.180%	11/2/12	172,000	171,947
General Electric Capital Corp.	0.180%	11/5/12	172,000	171,944
General Electric Capital Corp.	0.180%	11/7/12	117,600	117,561
General Electric Capital Corp.	0.180%	11/8/12	157,000	156,947
General Electric Capital Corp.	0.180%	11/13/12	194,000	193,929
General Electric Capital Corp.	0.180%	11/29/12	344,000	343,847
5 Jupiter Securitization Co. LLC	0.220%	11/14/12	100,000	99,955
5 Jupiter Securitization Co. LLC	0.220%	11/16/12	78,000	77,964
5 Old Line Funding LLC	0.200%	9/10/12	72,048	72,044
5 Old Line Funding LLC	0.200%–0.210%	9/17/12	64,500	64,494
5 Old Line Funding LLC	0.200%	9/24/12	79,000	78,990
5 Old Line Funding LLC	0.200%	9/25/12	96,500	96,487
5 Old Line Funding LLC	0.210%	10/1/12	138,000	137,976
5 Old Line Funding LLC	0.210%	10/15/12	202,500	202,448
5 Old Line Funding LLC	0.200%	10/18/12	106,000	105,972
5 Old Line Funding LLC	0.200%	10/22/12	213,400	213,340
5 Old Line Funding LLC	0.200%–0.210%	10/23/12	194,200	194,143
5 Old Line Funding LLC	0.200%	10/25/12	28,912	28,903
5 Old Line Funding LLC	0.200%	10/29/12	79,850	79,824
5 Old Line Funding LLC	0.200%	11/2/12	38,000	37,987
5 Old Line Funding LLC	0.200%	11/5/12	58,000	57,979
5 Old Line Funding LLC	0.200%	11/7/12	36,250	36,237
5 Old Line Funding LLC	0.200%	11/8/12	129,682	129,633
5 Old Line Funding LLC	0.200%	11/13/12	117,000	116,953
5 Old Line Funding LLC	0.200%	11/14/12	180,000	179,926
5 Old Line Funding LLC	0.200%	11/15/12	106,000	105,956
5 Old Line Funding LLC	0.200%	11/19/12	39,000	38,983
5 Old Line Funding LLC	0.200%	11/20/12	94,000	93,958
5 Old Line Funding LLC	0.200%	11/21/12	32,289	32,274

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
5	Old Line Funding LLC	0.200%	11/27/12	58,000	57,972
5	Old Line Funding LLC	0.200%	11/29/12	39,000	38,981
5	Straight-A Funding LLC	0.180%	9/4/12	57,500	57,499
5	Straight-A Funding LLC	0.180%	9/6/12	8,000	8,000
5	Straight-A Funding LLC	0.180%	9/10/12	14,000	13,999
5	Straight-A Funding LLC	0.180%	9/12/12	15,750	15,749
5	Straight-A Funding LLC	0.180%	9/18/12	10,726	10,725
5	Straight-A Funding LLC	0.180%	9/24/12	78,000	77,991
5	Straight-A Funding LLC	0.180%	9/24/12	171,000	170,980
5	Straight-A Funding LLC	0.180%	9/24/12	37,000	36,996
5	Straight-A Funding LLC	0.180%	9/25/12	15,026	15,024
5	Straight-A Funding LLC	0.180%	9/25/12	15,000	14,998
5	Straight-A Funding LLC	0.180%	9/26/12	41,892	41,887
5	Straight-A Funding LLC	0.180%	10/1/12	15,028	15,026
5	Straight-A Funding LLC	0.180%	10/1/12	153,180	153,157
5	Straight-A Funding LLC	0.180%	10/2/12	39,000	38,994
5	Straight-A Funding LLC	0.180%	10/2/12	57,500	57,491
5	Straight-A Funding LLC	0.180%	10/2/12	50,000	49,992
5	Straight-A Funding LLC	0.180%	10/3/12	113,500	113,482
5	Straight-A Funding LLC	0.180%	10/4/12	56,661	56,652
5	Straight-A Funding LLC	0.180%	10/5/12	45,381	45,373
5	Straight-A Funding LLC	0.180%	10/5/12	21,000	20,996
5	Straight-A Funding LLC	0.180%	10/9/12	50,000	49,991
5	Straight-A Funding LLC	0.180%	10/9/12	62,500	62,488
5	Straight-A Funding LLC	0.180%	10/9/12	25,055	25,050
5	Straight-A Funding LLC	0.180%	10/10/12	10,000	9,998
5	Straight-A Funding LLC	0.180%	10/10/12	10,751	10,749
5	Straight-A Funding LLC	0.180%	10/10/12	32,390	32,384
5	Straight-A Funding LLC	0.180%	10/11/12	64,056	64,043
5	Straight-A Funding LLC	0.180%	10/12/12	156,200	156,168
5	Straight-A Funding LLC	0.180%	10/16/12	39,000	38,991
5	Straight-A Funding LLC	0.180%	10/17/12	94,000	93,978
5	Straight-A Funding LLC	0.180%	10/18/12	20,000	19,995
5	Straight-A Funding LLC	0.180%	10/18/12	77,800	77,782
5	Straight-A Funding LLC	0.180%	10/22/12	24,018	24,012
5	Straight-A Funding LLC	0.180%	10/23/12	38,000	37,990
5	Straight-A Funding LLC	0.180%	10/23/12	9,657	9,654
5	Straight-A Funding LLC	0.180%	10/26/12	15,000	14,996
5	Straight-A Funding LLC	0.180%	10/26/12	14,040	14,036
5	Straight-A Funding LLC	0.180%	10/29/12	100,058	100,029
5	Straight-A Funding LLC	0.180%	10/30/12	20,000	19,994
5	Straight-A Funding LLC	0.180%	11/1/12	28,324	28,315
5	Straight-A Funding LLC	0.180%	11/2/12	56,000	55,983
5	Straight-A Funding LLC	0.180%	11/5/12	10,000	9,997
5	Straight-A Funding LLC	0.180%	11/8/12	10,057	10,054
5	Straight-A Funding LLC	0.180%	11/28/12	39,000	38,983
					6,072,114
Foreign Banks (5.6%)
5	Australia & New Zealand Banking Group, Ltd.	0.295%	11/8/12	113,000	112,937
[4,5]	Australia & New Zealand Banking Group, Ltd.	0.268%	11/19/12	250,000	249,997
5	Australia & New Zealand Banking Group, Ltd.	0.290%	3/1/13	247,000	246,640
5	Commonwealth Bank of Australia	0.341%	9/4/12	288,250	288,242
5	Commonwealth Bank of Australia	0.341%	9/6/12	100,000	99,995
[4,5]	Commonwealth Bank of Australia	0.290%	10/10/12	390,000	390,000
[4,5]	Commonwealth Bank of Australia	0.289%	10/11/12	391,000	391,000

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
[4,5]	Commonwealth Bank of Australia	0.287%	10/18/12	400,000	400,000
[4,5]	Commonwealth Bank of Australia	0.287%	11/19/12	396,000	396,000
[4,5]	Commonwealth Bank of Australia	0.287%	11/21/12	81,000	81,000
5	Commonwealth Bank of Australia	0.300%	2/25/13	86,600	86,472
5	Commonwealth Bank of Australia	0.300%	2/28/13	592,000	591,112
[4,5]	Westpac Banking Corp.	0.286%	9/26/12	438,000	438,000
[4,5]	Westpac Banking Corp.	0.296%	10/2/12	786,000	786,000
[4,5]	Westpac Banking Corp.	0.289%	10/11/12	359,000	359,000
[4,5]	Westpac Banking Corp.	0.288%	10/17/12	318,000	318,000
[4,5]	Westpac Banking Corp.	0.276%	11/2/12	193,000	193,000
[4,5]	Westpac Banking Corp.	0.336%	2/1/13	335,000	335,000
[4,5]	Westpac Banking Corp.	0.336%	2/4/13	597,000	597,000
5	Westpac Banking Corp.	0.300%	2/26/13	24,000	23,964
					6,383,359
Foreign Governments (0.7%)
5	Hydro-Quebec	0.170%	10/29/12	77,000	76,979
	Province of Ontario	0.170%	10/29/12	13,000	12,996
	Province of Ontario	0.170%	10/31/12	114,960	114,927
	Province of Ontario	0.170%	11/7/12	25,000	24,992
	Province of Ontario	0.170%	11/9/12	26,000	25,992
	Province of Ontario	0.170%	11/19/12	55,500	55,479
	Province of Ontario	0.200%	12/20/12	58,000	57,965
5	Quebec	0.180%	10/18/12	22,000	21,995
5	Quebec	0.180%	10/22/12	66,000	65,983
5	Quebec	0.180%	10/23/12	69,000	68,982
5	Quebec	0.180%	10/29/12	98,500	98,471
5	Quebec	0.180%	10/30/12	59,000	58,983
5	Quebec	0.180%	11/1/12	85,000	84,974
5	Quebec	0.180%	11/19/12	28,000	27,989
					796,707
Foreign Industrial (5.6%)
5	Nestle Capital Corp.	0.291%	10/9/12	666,000	665,796
5	Nestle Capital Corp.	0.291%	10/16/12	50,000	49,982
5	Nestle Capital Corp.	0.291%	10/17/12	98,000	97,964
5	Nestle Capital Corp.	0.301%	10/26/12	247,500	247,387
5	Nestle Capital Corp.	0.260%	3/4/13	496,000	495,341
5	Nestle Capital Corp.	0.260%	3/12/13	495,000	494,314
	Nestle Finance International Ltd.	0.291%	10/12/12	153,000	152,949
	Nestle Finance International Ltd.	0.291%	10/15/12	150,000	149,947
	Nestle Finance International Ltd.	0.301%	10/26/12	45,000	44,979
	Nestle Finance International Ltd.	0.301%	11/1/12	97,000	96,951
	Nestle Finance International Ltd.	0.265%	3/25/13	244,000	243,632
	Nestle Finance International Ltd.	0.265%	3/26/13	376,000	375,430
	Nestle Finance International Ltd.	0.265%	4/1/13	296,000	295,538
5	Novartis Securities Investment Ltd.	0.180%	9/4/12	24,000	24,000
5	Novartis Securities Investment Ltd.	0.180%	9/5/12	74,900	74,898
5	Novartis Securities Investment Ltd.	0.180%	9/6/12	59,000	58,998
5	Novartis Securities Investment Ltd.	0.180%	9/10/12	98,000	97,996
5	Novartis Securities Investment Ltd.	0.180%	9/11/12	112,500	112,494
5	Novartis Securities Investment Ltd.	0.180%	9/12/12	31,500	31,498
5	Novartis Securities Investment Ltd.	0.180%	9/14/12	82,000	81,995
5	Sanofi	0.190%	9/6/12	80,000	79,998
5	Sanofi	0.190%	9/26/12	199,000	198,974
5	Sanofi	0.200%	9/27/12	248,000	247,964

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
5 Siemens Capital Co. LLC	0.200%	9/10/12	1,137,000	1,136,943
5 Total Capital Canada Ltd.	0.320%	9/14/12	236,000	235,973
5 Total Capital Canada Ltd.	0.180%	10/19/12	112,000	111,973
5 Total Capital Canada Ltd.	0.255%	10/26/12	49,000	48,981
5 Total Capital Canada Ltd.	0.180%	11/21/12	164,750	164,683
5 Total Capital Canada Ltd.	0.220%	10/10/12	141,000	140,966
5 Total Capital Canada Ltd.	0.280%	12/12/12	146,000	145,884
Toyota Credit Canada Inc.	0.351%	9/24/12	49,500	49,489
Toyota Credit Canada Inc.	0.190%	10/25/12	19,000	18,995
Toyota Credit Canada Inc.	0.300%	1/9/13	19,500	19,479
				6,492,391
Industrial (2.7%)
General Electric Co.	0.170%–0.190%	9/26/12	863,000	862,889
General Electric Co.	0.170%–0.190%	9/27/12	335,000	334,955
General Electric Co.	0.280%	2/20/13	99,000	98,868
5 Procter & Gamble Co.	0.150%	9/10/12	250,000	249,991
5 The Coca-Cola Co.	0.200%	9/17/12	160,000	159,986
5 The Coca-Cola Co.	0.190%	9/21/12	19,750	19,748
5 The Coca-Cola Co.	0.190%	9/24/12	37,500	37,495
5 The Coca-Cola Co.	0.190%	9/25/12	39,000	38,995
5 The Coca-Cola Co.	0.220%	10/4/12	29,500	29,494
5 The Coca-Cola Co.	0.220%	10/5/12	24,000	23,995
5 The Coca-Cola Co.	0.220%	10/10/12	40,750	40,740
5 The Coca-Cola Co.	0.220%	10/11/12	79,000	78,981
5 The Coca-Cola Co.	0.200%	10/16/12	39,000	38,990
5 The Coca-Cola Co.	0.210%	10/19/12	62,500	62,483
5 The Coca-Cola Co.	0.210%	10/22/12	55,000	54,984
5 The Coca-Cola Co.	0.210%	10/24/12	143,500	143,456
5 The Coca-Cola Co.	0.190%–0.210%	10/25/12	151,950	151,906
5 The Coca-Cola Co.	0.190%	10/26/12	116,900	116,866
5 The Coca-Cola Co.	0.190%	10/29/12	65,000	64,980
5 The Coca-Cola Co.	0.200%	11/8/12	15,000	14,994
5 The Coca-Cola Co.	0.200%	11/9/12	147,000	146,944
5 The Coca-Cola Co.	0.200%	11/19/12	77,000	76,966
5 The Coca-Cola Co.	0.180%	11/29/12	118,050	117,997
5 The Coca-Cola Co.	0.180%	12/4/12	100,000	99,953
5 The Coca-Cola Co.	0.180%	12/5/12	25,000	24,988
				3,091,644
Total Commercial Paper (Cost $24,925,337)				24,925,337
Certificates of Deposit (18.6%)
Domestic Banks (4.8%)
Branch Banking & Trust Co.	0.190%	9/25/12	236,250	236,250
Branch Banking & Trust Co.	0.190%	10/1/12	157,500	157,500
Branch Banking & Trust Co.	0.190%	10/9/12	118,000	118,000
Branch Banking & Trust Co.	0.190%	10/10/12	236,500	236,500
Branch Banking & Trust Co.	0.190%	10/17/12	500,000	500,000
State Street Bank & Trust Co.	0.250%	9/17/12	435,000	435,000
State Street Bank & Trust Co.	0.190%	10/10/12	306,000	306,000
State Street Bank & Trust Co.	0.190%	10/16/12	792,000	792,000
State Street Bank & Trust Co.	0.190%	10/17/12	985,000	985,000
State Street Bank & Trust Co.	0.180%	10/29/12	496,000	496,000
State Street Bank & Trust Co.	0.180%	11/1/12	232,000	232,000
Wells Fargo Bank NA	0.200%	9/17/12	1,000,000	1,000,000
				5,494,250

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
Eurodollar Certificates of Deposit (6.0%)
Australia & New Zealand Banking Group, Ltd.	0.350%	10/19/12	550,000	550,000
Australia & New Zealand Banking Group, Ltd.	0.330%	10/25/12	198,000	198,000
Australia & New Zealand Banking Group, Ltd.	0.330%	10/29/12	125,000	125,000
Australia & New Zealand Banking Group, Ltd.	0.320%	10/30/12	250,000	250,000
Australia & New Zealand Banking Group, Ltd.	0.300%	11/2/12	173,000	173,000
Australia & New Zealand Banking Group, Ltd.	0.300%	11/5/12	99,000	99,000
Australia & New Zealand Banking Group, Ltd.	0.300%	11/5/12	225,000	225,000
Australia & New Zealand Banking Group, Ltd.	0.300%	11/9/12	94,000	94,000
Australia & New Zealand Banking Group, Ltd.	0.300%	11/16/12	399,000	399,000
4 Australia & New Zealand Banking Group, Ltd.	0.326%	1/25/13	335,000	335,000
4 Australia & New Zealand Banking Group, Ltd.	0.340%	2/11/13	260,000	260,000
Commonwealth Bank of Australia	0.335%	2/15/13	500,000	500,000
Commonwealth Bank of Australia	0.310%	2/22/13	500,000	500,000
4 National Australia Bank Ltd.	0.345%	9/27/12	1,000,000	1,000,000
National Australia Bank Ltd.	0.345%	10/25/12	450,000	450,000
4 National Australia Bank Ltd.	0.300%	10/29/12	533,000	533,000
4 National Australia Bank Ltd.	0.329%	2/13/13	1,250,000	1,250,000
				6,941,000
Yankee Certificates of Deposit (7.8%)
Bank of Montreal (Chicago Branch)	0.210%	10/3/12	508,000	508,000
Bank of Montreal (Chicago Branch)	0.210%	10/5/12	624,000	624,000
Bank of Montreal (Chicago Branch)	0.210%	10/9/12	165,000	165,000
Bank of Montreal (Chicago Branch)	0.180%	10/23/12	100,000	100,000
Bank of Montreal (Chicago Branch)	0.180%	11/5/12	390,000	390,000
Bank of Montreal (Chicago Branch)	0.190%	11/14/12	495,000	495,000
4 Bank of Nova Scotia (Houston Branch)	0.305%	10/3/12	418,000	418,000
4 Bank of Nova Scotia (Houston Branch)	0.276%	10/29/12	390,000	389,993
4 Bank of Nova Scotia (Houston Branch)	0.273%	11/8/12	1,000,000	1,000,000
Bank of Nova Scotia (Houston Branch)	0.290%	11/9/12	595,000	594,995
Bank of Nova Scotia (Houston Branch)	0.290%	11/19/12	452,000	452,000
Bank of Nova Scotia (Houston Branch)	0.270%	12/5/12	99,000	99,018
4 Bank of Nova Scotia (Houston Branch)	0.309%	1/14/13	100,000	100,000
Toronto Dominion Bank (New York Branch)	0.280%	10/29/12	453,000	453,000
Toronto Dominion Bank (New York Branch)	0.280%	11/1/12	234,000	234,000
Toronto Dominion Bank (New York Branch)	0.280%	11/5/12	555,000	555,000
Toronto Dominion Bank (New York Branch)	0.300%	12/26/12	285,000	285,000
Toronto Dominion Bank (New York Branch)	0.300%	1/18/13	295,000	295,000
4 Toronto Dominion Bank (New York Branch)	0.443%	2/4/13	34,000	34,012
Toronto Dominion Bank (New York Branch)	0.290%	2/7/13	695,000	695,000
Toronto Dominion Bank (New York Branch)	0.300%	2/15/13	500,000	500,000
Toronto Dominion Bank (New York Branch)	0.300%	2/20/13	150,000	150,000
4 Westpac Banking Corp. (New York Branch)	0.276%	11/2/12	382,000	382,000
				8,919,018
Total Certificates of Deposit (Cost $21,354,268)				21,354,268
Repurchase Agreements (0.2%)
Goldman Sachs & Co.
(Dated 8/31/12, Repurchase Value $33,879,000,
collateralized by Federal Home Loan Mortgage
Corp. 2.000%, 8/25/16)	0.190%	9/4/12	33,878	33,878

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
JP Morgan Securities LLC
(Dated 8/31/12, Repurchase Value $94,002,000,
collateralized by U.S. Treasury Note/Bond 0.250%,
8/31/14)	0.180%	9/4/12	94,000	94,000
RBC Capital Markets LLC
(Dated 8/31/12, Repurchase Value $47,001,000,
collateralized by U.S. Treasury Note/Bond 1.875%,
9/30/17)	0.150%	9/4/12	47,000	47,000
TD Securities (USA) LLC
Dated 8/31/12, Repurchase Value $59,001,000,
collateralized by U.S. Treasury Bill 0.000%,
9/17/12)	0.170%	9/4/12	59,000	59,000
Total Repurchase Agreements (Cost $233,878)				233,878

			Shares
Money Market Fund (1.4%)
6 Vanguard Municipal Cash Management Fund
(Cost $1,650,717)	0.155%		1,650,716,555	1,650,717

			Face
			Amount
			($000)
Tax-Exempt Municipal Bonds (3.3%)
7 ABAG Finance Authority for Nonprofit Corps.
California Revenue (Miramar Apartments) VRDO	0.150%	9/7/12	11,900	11,900
7 ABAG Finance Authority for Nonprofit Corps.
California Revenue (Southport Apartments) VRDO	0.150%	9/7/12	15,700	15,700
7 Akron OH Bath & Copley Joint Township Hospital
District Revenue (Akron General Health System)
VRDO	0.200%	9/7/12	19,500	19,500
7 Albany NY Industrial Development Agency
Revenue (The College of Saint Rose Project)
VRDO	0.170%	9/7/12	13,400	13,400
7 Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.190%	9/7/12	35,955	35,955
7 Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.190%	9/7/12	38,715	38,715
7 Ascension Parish LA Industrial Development
Board Revenue (IMTT-Geismar Project) VRDO	0.140%	9/7/12	79,000	79,000
7 Bi-State Development Agency of the
Missouri-Illinois Metropolitan District Revenue
VRDO	0.200%	9/7/12	29,800	29,800
7 Birmingham AL Public Educational Building
Student Housing Revenue (University of
Alabama at Birmingham Project) VRDO	0.170%	9/7/12	16,015	16,015
7 Buffalo NY Municipal Water System Revenue
VRDO	0.150%	9/7/12	11,700	11,700
7 California Housing Finance Agency Home
Mortgage Revenue VRDO	0.150%	9/7/12	17,100	17,100
7 California Housing Finance Agency Multifamily
Housing Revenue VRDO	0.170%	9/7/12	20,915	20,915

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
7 California Statewide Communities Development
Authority Multifamily Housing Revenue
(Belmont Project) VRDO	0.170%	9/7/12	8,300	8,300
7 California Statewide Communities Development
Authority Multifamily Housing Revenue
(Wilshire Court Project) VRDO	0.160%	9/7/12	11,900	11,900
7 California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital) VRDO	0.160%	9/7/12	22,100	22,100
7 Clackamas County OR Hospital Facility Authority
Revenue (Legacy Health System) VRDO	0.150%	9/7/12	9,700	9,700
7 Clark County NV Industrial Development Revenue
(Southwest Gas Corp.) VRDO	0.190%	9/7/12	27,500	27,500
7 Cleveland-Cuyahoga County OH Port Authority
Revenue (SPC Buildings 1 & 3 LLC) VRDO	0.160%	9/7/12	23,500	23,500
7 Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.170%	9/7/12	11,200	11,200
7 Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.140%	9/7/12	10,000	10,000
7 Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.170%	9/7/12	17,725	17,725
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.150%	9/7/12	35,000	35,000
Curators of the University of Missouri System
Facilities Revenue VRDO	0.160%	9/7/12	62,150	62,150
7 Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.160%	9/7/12	76,100	76,100
7 District of Columbia Revenue (Georgetown
University) VRDO	0.170%	9/7/12	7,575	7,575
7 District of Columbia Revenue (Georgetown
University) VRDO	0.170%	9/7/12	17,200	17,200
7 District of Columbia Revenue (Washington
Drama Society) VRDO	0.200%	9/7/12	20,160	20,160
7 Fairfax County VA Economic Development
Authority Resource Recovery Revenue
(Lorton Arts Foundation Project) VRDO	0.170%	9/7/12	10,600	10,600
7 Greenville County SC Hospital System Revenue
VRDO	0.150%	9/7/12	13,000	13,000
7 Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.180%	9/7/12	12,255	12,255
7 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) VRDO	0.160%	9/7/12	42,000	42,000
7 Harris County TX Cultural Education Facilities
Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) VRDO	0.190%	9/7/12	42,500	42,500
7 Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.150%	9/7/12	14,900	14,900
7 Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	9/7/12	29,205	29,205
7 Illinois Development Finance Authority Revenue
(Chicago Horticultural Society) VRDO	0.170%	9/7/12	16,300	16,300

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
7 Illinois Finance Authority Revenue
(Carle Foundation) VRDO	0.170%	9/7/12	31,905	31,905
7 Illinois Finance Authority Revenue (Ingalls Health
System) VRDO	0.190%	9/7/12	43,000	43,000
7 Illinois Finance Authority Revenue (Little Co. of
Mary Hospital & Health Care Centers) VRDO	0.180%	9/7/12	17,075	17,075
7 Illinois Finance Authority Revenue (Museum of
Science & Industry) VRDO	0.180%	9/7/12	12,500	12,500
7 Indiana Development Finance Authority
Educational Facilities Revenue (Indianapolis
Museum of Art Inc. Project) VRDO	0.170%	9/7/12	14,400	14,400
7 Indiana Educational Facilities Authority Revenue
(Wabash College) VRDO	0.180%	9/7/12	22,790	22,790
7 Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc.
Obligated Group) VRDO	0.180%	9/7/12	39,340	39,340
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.180%	9/7/12	15,075	15,075
7 Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist Healthcare
System Obligated Group) VRDO	0.130%	9/7/12	25,035	25,035
7 Lincoln County WY Pollution Control Revenue
(PacifiCorp Project) VRDO	0.180%	9/7/12	17,200	17,200
7 Los Angeles CA Wastewater System Revenue
VRDO	0.160%	9/7/12	9,135	9,135
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.140%	9/7/12	18,855	18,855
7 Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries) VRDO	0.170%	9/7/12	11,650	11,650
7 Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.180%	9/7/12	15,130	15,130
7 Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.160%	9/7/12	29,765	29,765
7 Massachusetts Development Finance Agency
Revenue (Simmons College) VRDO	0.160%	9/7/12	40,000	40,000
7 Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	0.150%	9/7/12	16,000	16,000
7 Massachusetts Health & Educational Facilities
Authority Revenue (Bentley College) VRDO	0.160%	9/7/12	21,900	21,900
7 Massachusetts Health & Educational Facilities
Authority Revenue (Dana Farber Cancer Institute)
VRDO	0.150%	9/7/12	20,015	20,015
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.160%	9/7/12	19,320	19,320
7 Miami-Dade County FL Special Obligation
Revenue (Juvenile Courthouse Project) VRDO	0.150%	9/7/12	25,350	25,350
7 Michigan Higher Education Facilities Authority
Revenue (Albion College Project) VRDO	0.180%	9/7/12	12,700	12,700
7 Michigan Hospital Finance Authority Revenue
(Henry Ford Health System) VRDO	0.170%	9/7/12	32,595	32,595
7 Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.190%	9/7/12	21,800	21,800

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
7 Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System) VRDO	0.150%	9/7/12	15,000	15,000
Missouri Health & Educational Facilities Authority
Health Facilities Revenue (BJC Health System)
VRDO	0.160%	9/7/12	18,000	18,000
7 Missouri Health & Educational Facilities Authority
Health Facilities Revenue (SSM Health System)
VRDO	0.160%	9/7/12	83,275	83,275
7 Nassau NY Health Care Corp. VRDO	0.170%	9/7/12	15,000	15,000
7 New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.200%	9/7/12	19,600	19,600
7 New York City NY GO VRDO	0.150%	9/7/12	29,825	29,825
7 New York City NY GO VRDO	0.160%	9/7/12	15,800	15,800
7 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Carnegie Park) VRDO	0.140%	9/7/12	39,505	39,505
7 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Monterey)
VRDO	0.140%	9/7/12	21,980	21,980
7 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.170%	9/7/12	68,100	68,100
7 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Related-Sierra Development) VRDO	0.170%	9/7/12	32,500	32,500
7 New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(West End Towers) VRDO	0.170%	9/7/12	31,300	31,300
7 New York City NY Industrial Development Agency
Civic Facility Revenue (New York Law School)
VRDO	0.170%	9/7/12	14,435	14,435
7 New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.160%	9/7/12	71,500	71,500
7 New York State Housing Finance Agency Housing
Revenue (10 Liberty Street) VRDO	0.140%	9/7/12	20,500	20,500
7 New York State Housing Finance Agency Housing
Revenue (125 West 31st Street) VRDO	0.180%	9/7/12	42,300	42,300
7 New York State Housing Finance Agency Housing
Revenue (160 West 62nd Street) VRDO	0.170%	9/7/12	95,990	95,990
7 New York State Housing Finance Agency Housing
Revenue (20 River Terrace Housing) VRDO	0.180%	9/7/12	17,300	17,300
7 New York State Housing Finance Agency Housing
Revenue (320 West 38th Street) VRDO	0.150%	9/7/12	61,500	61,500
7 New York State Housing Finance Agency Housing
Revenue (320 West 38th Street) VRDO	0.150%	9/7/12	37,935	37,935
7 New York State Housing Finance Agency Housing
Revenue (70 Battery Place) VRDO	0.180%	9/7/12	12,800	12,800
7 New York State Housing Finance Agency Housing
Revenue (Clinton Green South) VRDO	0.180%	9/7/12	11,625	11,625
7 New York State Housing Finance Agency Housing
Revenue (Clinton Green North) VRDO	0.180%	9/7/12	31,845	31,845
7 New York State Housing Finance Agency Housing
Revenue (Clinton Park) VRDO	0.190%	9/7/12	15,000	15,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
7 New York State Housing Finance Agency Housing
Revenue (East 84th Street) VRDO	0.170%	9/7/12	24,500	24,500
7 New York State Housing Finance Agency Housing
Revenue (Gotham West Housing) VRDO	0.150%	9/7/12	25,000	25,000
7 New York State Housing Finance Agency Housing
Revenue (Gotham West Housing) VRDO	0.150%	9/7/12	38,000	38,000
7 New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.160%	9/7/12	21,875	21,875
7 North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.190%	9/7/12	11,100	11,100
7 North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.190%	9/7/12	10,950	10,950
7 North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health) VRDO	0.160%	9/7/12	40,000	40,000
7 North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed) VRDO	0.170%	9/7/12	27,500	27,500
7 Oakland University of Michigan Revenue VRDO	0.160%	9/7/12	8,600	8,600
7 Ohio Air Quality Development Authority Revenue
(Dayton Power & Light Co. Project) VRDO	0.180%	9/7/12	11,100	11,100
7 Ohio Higher Educational Facility Commission
Revenue (University Hospitals Health
System Inc.) VRDO	0.180%	9/7/12	25,000	25,000
Ohio State University General Receipts Revenue
VRDO	0.160%	9/7/12	115,300	115,300
Ohio State University General Receipts Revenue
VRDO	0.160%	9/7/12	6,600	6,600
7 Piedmont SC Municipal Power Agency Revenue
VRDO	0.180%	9/7/12	16,000	16,000
7 Richmond CA Multifamily Housing Revenue
(Baycliff Apartments Project) VRDO	0.150%	9/7/12	20,890	20,890
7 Russell County VA Industrial Development
Authority Hospital Revenue (STS Health Alliance)
VRDO	0.170%	9/7/12	9,365	9,365
7 Salem OH Hospital Facilities Improvement
Revenue (Salem Community Hospital Project)
VRDO	0.180%	9/7/12	12,745	12,745
7 Salem OR Hospital Facility Authority Revenue
(Salem Hospital Project) VRDO	0.160%	9/7/12	16,500	16,500
7 San Antonio TX Hotel Occupancy Tax Revenue
VRDO	0.180%	9/7/12	22,000	22,000
7 San Diego CA Housing Authority Multifamily
Housing Revenue (Villa Nueva Apartments) VRDO 0.150%		9/7/12	29,600	29,600
7 Simi Valley CA Multifamily Housing Revenue
(Parker Ranch Project) VRDO	0.150%	9/7/12	23,700	23,700
7 Smyth County VA Industrial Development
Authority Hospital Revenue VRDO	0.150%	9/7/12	22,100	22,100
7 St. Joseph MO Industrial Development Authority
Health Facilities Revenue (Heartland Regional
Medical Center) VRDO	0.150%	9/7/12	20,500	20,500
7 Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.160%	9/7/12	14,000	14,000
7 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Health
Care System Project) VRDO	0.160%	9/7/12	28,000	28,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
7 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott & White
Healthcare Project) VRDO	0.170%	9/7/12	68,000	68,000
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.180%	9/7/12	28,900	28,900
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.180%	9/7/12	42,400	42,400
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.180%	9/7/12	34,620	34,620
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.210%	9/7/12	21,025	21,025
Texas Department of Housing & Community
Affairs Single Mortgage Revenue VRDO	0.210%	9/7/12	64,065	64,065
8 Texas GO TOB VRDO	0.200%	9/4/12	496,000	496,000
7 Torrance CA Hospital Revenue (Torrance Memorial
Medical Center) VRDO	0.180%	9/7/12	19,600	19,600
7 University of South Florida Financing Corp.
COP VRDO	0.180%	9/7/12	39,675	39,675
7 Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.150%	9/7/12	6,800	6,800
7 Virginia Small Business Financing Authority
Health Facilities Revenue (Bon Secours Health
System Inc.) VRDO	0.160%	9/7/12	7,200	7,200
7 Warren County KY Revenue (Western Kentucky
University Student Life Foundation Inc. Project)
VRDO	0.180%	9/7/12	18,800	18,800
7 Warren County KY Revenue (Western Kentucky
University Student Life Foundation Inc. Project)
VRDO	0.180%	9/7/12	13,010	13,010
7 Washington Housing Finance Commission
Non-profit Housing Revenue (Rockwood
Retirement Communities Program) VRDO	0.160%	9/7/12	6,100	6,100
7 West Virginia Hospital Finance Authority Hospital
Revenue (Charleston Area Medical Center Inc.)
VRDO	0.190%	9/7/12	29,840	29,840
7 Whittier CA Health Facility Revenue (Presbyterian
Intercommunity Hospital) VRDO	0.140%	9/7/12	20,500	20,500
7 Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
VRDO	0.160%	9/7/12	31,200	31,200
Total Tax-Exempt Municipal Bonds (Cost $3,754,380)				3,754,380
Corporate Bonds (0.1%)
Finance (0.1%)
4 Royal Bank of Canada (New York Branch)	0.597%	1/28/13	37,420	37,472
4 Royal Bank of Canada (New York Branch)	0.530%	1/8/13	75,000	75,067
General Electric Capital Corp.	2.800%	1/8/13	49,500	49,896
General Electric Capital Corp.	5.450%	1/15/13	19,475	19,827
Total Corporate Bonds (Cost $182,262)				182,262

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
Taxable Municipal Bonds (0.4%)
Taxable Municipal Bonds (0.4%)
[7,8]	BlackRock Municipal Bond Trust TOB VRDO	0.290%	9/4/12	18,105	18,105
[7,8]	BlackRock Municipal Income Investment Quality
	Trust TOB VRDO	0.290%	9/4/12	9,660	9,660
[7,8]	BlackRock Municipal Income Trust TOB VRDO	0.290%	9/4/12	207,000	207,000
[7,8]	BlackRock MuniHoldings Fund II, Inc. TOB VRDO	0.290%	9/4/12	21,850	21,850
[7,8]	BlackRock MuniHoldings Fund, Inc. TOB VRDO	0.290%	9/4/12	19,165	19,165
[7,8]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.290%	9/4/12	19,875	19,875
[7,8]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.290%	9/4/12	100,000	100,000
[7,8]	BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.290%	9/4/12	12,910	12,910
[7,8]	BlackRock Strategic Municipal Trust TOB VRDO	0.290%	9/4/12	9,820	9,820
[7,8]	Los Angeles CA Department of Water & Power
	Revenue TOB VRDO	0.250%	9/7/12	13,000	13,000
8	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.250%	9/7/12	13,100	13,100
[7,8]	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.250%	9/7/12	6,400	6,400
Total Taxable Municipal Bonds (Cost $450,885)					450,885
Total Investments (99.8%) (Cost $114,567,894)					114,567,894
Other Assets and Liabilities (0.2%)
Other Assets					496,873
Liabilities					(310,237)
					186,636
Net Assets (100%)					114,754,530

Prime Money Market Fund

At August 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	114,744,804
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	9,726
Net Assets	114,754,530

Investor Shares—Net Assets
Applicable to 90,194,361,339 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	90,211,644
Net Asset Value Per Share—Investor Shares	$1.00

Institutional Shares—Net Assets
Applicable to 24,539,810,565 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	24,542,886
Net Asset Value Per Share—Institutional Shares	$1.00

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At August 31, 2012, the aggregate value of these securities was $18,564,118,000, representing 16.2% of net assets.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Scheduled principal and interest payments are guaranteed by bank letter of credit.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the aggregate value of these securities was $946,885,000, representing 0.8% of net assets.
COP—Certificate of Participation.
GO—General Obligation Bond.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Operations

Year Ended
August 31, 2012
($000)
Investment Income
Income
Interest[1]	224,102
Total Income	224,102
Expenses
The Vanguard Group—Note B
Management and Administrative—Investor Shares	117,418
Management and Administrative—Institutional Shares	12,801
Marketing and Distribution—Investor Shares	26,606
Marketing and Distribution—Institutional Shares	6,684
Custodian Fees	1,912
Auditing Fees	28
Shareholders’ Reports—Investor Shares	926
Shareholders’ Reports—Institutional Shares	155
Trustees’ Fees and Expenses	122
Total Expenses	166,652
Net Investment Income	57,450
Realized Net Gain (Loss) on Investment Securities Sold	1,405
Net Increase (Decrease) in Net Assets Resulting from Operations	58,855
1 Interest income from an affiliated company of the fund was $2,199,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	57,450	90,513
Realized Net Gain (Loss)	1,405	1,676
Net Increase (Decrease) in Net Assets Resulting from Operations	58,855	92,189
Distributions
Net Investment Income
Investor Shares	(32,517)	(55,253)
Institutional Shares	(24,933)	(35,260)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(57,450)	(90,513)
Capital Share Transactions
Investor Shares	(2,193,142)	3,718,120
Institutional Shares	2,803,343	2,631,581
Net Increase (Decrease) from Capital Share Transactions	610,201	6,349,701
Total Increase (Decrease)	611,606	6,351,377
Net Assets
Beginning of Period	114,142,924	107,791,547
End of Period	114,754,530	114,142,924

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Investor Shares

For a Share Outstanding				Year Ended August 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0004	.001	.001	.013	.035
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.0004	.001	.001	.013	.035
Distributions
Dividends from Net Investment Income	(.0004)	(.001)	(.001)	(.013)	(.035)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0004)	(.001)	(.001)	(.013)	(.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.04%	0.06%	0.08%	1.31%	3.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$90,212	$92,404	$88,684	$96,078	$92,483
Ratio of Total Expenses to
Average Net Assets	0.16%	0.20%	0.23%	0.28%[2]	0.23%
Ratio of Net Investment Income to
Average Net Assets	0.04%	0.06%	0.08%	1.25%	3.49%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Institutional Shares

For a Share Outstanding				Year Ended August 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.001	.002	.002	.015	.037
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.001	.002	.002	.015	.037
Distributions
Dividends from Net Investment Income	(.001)	(.002)	(.002)	(.015)	(.037)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.001)	(.002)	(.002)	(.015)	(.037)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.11%	0.17%	0.22%	1.47%	3.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,543	$21,739	$19,107	$18,323	$13,844
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.13%[1]	0.08%
Ratio of Net Investment Income to
Average Net Assets	0.11%	0.17%	0.22%	1.40%	3.64%

1 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

2. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2012, the fund had contributed capital of $16,449,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 6.58% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time.

Prime Money Market Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Capital share transactions for each class of shares were:

			Year Ended August 31,
		2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	103,443,975	103,443,975	119,751,906	119,751,906
Issued in Lieu of Cash Distributions	31,844	31,844	53,993	53,993
Redeemed	(105,668,961)	(105,668,961)	(116,087,779)	(116,087,779)
Net Increase (Decrease)—Investor Shares	(2,193,142)	(2,193,142)	3,718,120	3,718,120
Institutional Shares
Issued	18,703,639	18,703,639	20,303,805	20,303,805
Issued in Lieu of Cash Distributions	24,338	24,338	34,248	34,248
Redeemed	(15,924,634)	(15,924,634)	(17,706,472)	(17,706,472)
Net Increase (Decrease) —Institutional Shares	2,803,343	2,803,343	2,631,581	2,631,581

E. In preparing the financial statements as of August 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Federal Money Market Fund

Fund Profile
As of August 31, 2012

Financial Attributes
Ticker Symbol	VMFXX
Expense Ratio[1]	0.20%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	59 days

Sector Diversification (% of portfolio)
U.S. Treasury Bills	34.1%
U.S. Government Agency Obligations	65.3
Repurchase Agreements	0.6

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated December 27, 2011, and represents estimated costs for the current fiscal year. For the fiscal year ended August 31, 2012, the expense ratio was 0.12%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.16%.

Federal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: August 31, 2002, Through August 31, 2012
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended August 31, 2012
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Federal Money Market Fund	0.01%	0.91%	1.81%	$11,966
Government Money Market Funds
Average	0.00	0.62	1.42	11,510
Citigroup Three-Month U.S. Treasury
Bill Index	0.05	0.71	1.74	11,882
Government Money Market Funds Average: Derived from data provided by Lipper Inc.

See Financial Highlights for dividend information.

Federal Money Market Fund

Fiscal-Year Total Returns (%): August 31, 2002, Through August 31, 2012

		Gov’t Money
		Market Funds
		Average
Fiscal Year	Total Returns	Total Returns
2003	1.11%	0.64%
2004	0.82	0.40
2005	2.26	1.73
2006	4.31	3.78
2007	5.17	4.58
2008	3.46	2.71
2009	1.06	0.43
2010	0.04	0.00
2011	0.02	0.00
2012	0.01	0.00

7-day SEC yield (8/31/2012): 0.01%
Government Money Market Funds Average: Derived from data provided by Lipper Inc.

Average Annual Total Returns: Periods Ended June 30, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Federal Money Market Fund	7/13/1981	0.01%	1.08%	1.84%

Federal Money Market Fund

Financial Statements

Statement of Net Assets
As of August 31, 2012

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (99.5%)
2	Fannie Mae Discount Notes	0.170%	9/12/12	16,850	16,849
2	Fannie Mae Discount Notes	0.140%–0.150%	9/19/12	32,495	32,493
2	Fannie Mae Discount Notes	0.170%	9/26/12	7,809	7,808
2	Fannie Mae Discount Notes	0.140%	10/1/12	54,500	54,494
2	Fannie Mae Discount Notes	0.140%–0.160%	10/3/12	50,000	49,993
2	Fannie Mae Discount Notes	0.140%–0.150%	10/10/12	31,269	31,264
2	Fannie Mae Discount Notes	0.140%	10/15/12	54,200	54,191
2	Fannie Mae Discount Notes	0.140%–0.150%	10/17/12	29,000	28,994
2	Fannie Mae Discount Notes	0.140%	11/7/12	37,000	36,990
2	Fannie Mae Discount Notes	0.140%	11/14/12	24,000	23,993
2	Fannie Mae Discount Notes	0.180%	12/3/12	5,000	4,998
2	Fannie Mae Discount Notes	0.185%	1/23/13	26,244	26,225
2	Fannie Mae Discount Notes	0.170%–0.172%	2/14/13	9,100	9,093
2	Fannie Mae Discount Notes	0.170%	2/20/13	5,700	5,695
2	Fannie Mae Discount Notes	0.160%	2/27/13	60,000	59,952
3	Federal Home Loan Bank Discount Notes	0.140%	9/5/12	10,000	10,000
3	Federal Home Loan Bank Discount Notes	0.130%–0.140%	9/14/12	109,173	109,168
3	Federal Home Loan Bank Discount Notes	0.130%	9/17/12	25,000	24,999
3	Federal Home Loan Bank Discount Notes	0.140%	9/19/12	10,426	10,425
3	Federal Home Loan Bank Discount Notes	0.160%	9/28/12	50,000	49,994
3	Federal Home Loan Bank Discount Notes	0.160%	10/3/12	7,000	6,999
3	Federal Home Loan Bank Discount Notes	0.134%	10/5/12	75,000	74,990
3	Federal Home Loan Bank Discount Notes	0.140%	10/10/12	145,050	145,028
3	Federal Home Loan Bank Discount Notes	0.140%–0.145%	10/12/12	25,350	25,346
3	Federal Home Loan Bank Discount Notes	0.140%	10/15/12	4,100	4,099
3	Federal Home Loan Bank Discount Notes	0.140%	10/17/12	3,000	2,999
3	Federal Home Loan Bank Discount Notes	0.140%–0.150%	10/19/12	21,512	21,508
3	Federal Home Loan Bank Discount Notes	0.140%	10/24/12	118,000	117,976
3	Federal Home Loan Bank Discount Notes	0.135%	10/31/12	5,000	4,999
3	Federal Home Loan Bank Discount Notes	0.130%	11/2/12	4,520	4,519
3	Federal Home Loan Bank Discount Notes	0.128%–0.130%	11/7/12	145,000	144,965
3	Federal Home Loan Bank Discount Notes	0.140%	11/9/12	13,000	12,996
3	Federal Home Loan Bank Discount Notes	0.140%	11/14/12	1,500	1,500
3	Federal Home Loan Bank Discount Notes	0.135%	11/21/12	35,000	34,989
3	Federal Home Loan Bank Discount Notes	0.180%	11/23/12	12,800	12,795

Federal Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
3	Federal Home Loan Bank Discount Notes	0.180%	12/5/12	4,100	4,098
3	Federal Home Loan Bank Discount Notes	0.180%	12/21/12	60,000	59,967
3	Federal Home Loan Bank Discount Notes	0.170%	2/4/13	5,000	4,996
3	Federal Home Loan Bank Discount Notes	0.165%	2/20/13	2,800	2,798
[3,4]	Federal Home Loan Banks	0.186%	11/1/12	10,000	10,000
[3,4]	Federal Home Loan Banks	0.166%	12/27/12	97,240	97,245
[2,4]	Federal Home Loan Mortgage Corp.	0.186%	11/2/12	13,725	13,725
[2,4]	Federal Home Loan Mortgage Corp.	0.197%	3/21/13	13,000	12,996
[2,4]	Federal Home Loan Mortgage Corp.	0.194%	5/6/13	48,000	47,985
[2,4]	Federal Home Loan Mortgage Corp.	0.195%	6/3/13	60,000	59,982
[2,4]	Federal Home Loan Mortgage Corp.	0.188%	6/17/13	123,200	123,226
[2,4]	Federal National Mortgage Assn.	0.268%	9/17/12	42,500	42,500
[2,4]	Federal National Mortgage Assn.	0.258%	11/23/12	106,700	106,704
[2,4]	Federal National Mortgage Assn.	0.266%	12/28/12	7,700	7,703
[2,4]	Federal National Mortgage Assn.	0.229%	8/12/13	30,000	29,991
[2,4]	Federal National Mortgage Assn.	0.213%	11/8/13	50,000	49,982
[2,4]	Federal National Mortgage Assn.	0.210%	11/14/13	65,000	64,977
2	Freddie Mac Discount Notes	0.170%	9/10/12	35,000	34,999
2	Freddie Mac Discount Notes	0.130%	9/17/12	50,000	49,997
2	Freddie Mac Discount Notes	0.160%	9/24/12	10,000	9,999
2	Freddie Mac Discount Notes	0.130%–0.160%	10/1/12	80,792	80,782
2	Freddie Mac Discount Notes	0.135%	10/11/12	10,000	9,998
2	Freddie Mac Discount Notes	0.140%	10/15/12	85,000	84,985
2	Freddie Mac Discount Notes	0.150%	10/22/12	6,800	6,799
2	Freddie Mac Discount Notes	0.120%–0.150%	10/29/12	105,000	104,979
2	Freddie Mac Discount Notes	0.150%	11/1/12	6,800	6,798
2	Freddie Mac Discount Notes	0.130%	11/5/12	35,000	34,992
2	Freddie Mac Discount Notes	0.145%	11/6/12	4,300	4,299
2	Freddie Mac Discount Notes	0.140%	11/13/12	12,136	12,133
2	Freddie Mac Discount Notes	0.150%	11/15/12	7,000	6,998
2	Freddie Mac Discount Notes	0.145%–0.150%	11/19/12	10,700	10,697
2	Freddie Mac Discount Notes	0.140%	11/27/12	57,600	57,581
2	Freddie Mac Discount Notes	0.180%–0.250%	12/10/12	17,900	17,890
2	Freddie Mac Discount Notes	0.150%–0.180%	1/3/13	24,450	24,437
2	Freddie Mac Discount Notes	0.170%	2/11/13	6,693	6,688
2	Freddie Mac Discount Notes	0.160%	2/25/13	50,000	49,961
	United States Treasury Bill	0.138%	9/6/12	50,000	49,999
	United States Treasury Bill	0.146%	9/13/12	50,000	49,998
	United States Treasury Bill	0.150%	9/27/12	50,000	49,995
	United States Treasury Bill	0.140%	10/4/12	50,000	49,994
	United States Treasury Bill	0.115%–0.126%	10/18/12	140,000	139,978
	United States Treasury Bill	0.150%	11/1/12	50,000	49,987
	United States Treasury Bill	0.148%	11/15/12	120,000	119,963
	United States Treasury Bill	0.143%–0.145%	11/23/12	50,000	49,983
	United States Treasury Bill	0.143%–0.146%	11/29/12	43,000	42,985
	United States Treasury Bill	0.143%	12/13/12	125,000	124,949
	United States Treasury Bill	0.150%	12/20/12	50,000	49,977
	United States Treasury Bill	0.153%–0.155%	12/27/12	90,000	89,955
	United States Treasury Bill	0.145%	2/21/13	150,000	149,895
	United States Treasury Note/Bond	1.375%	9/15/12	56,000	56,025
	United States Treasury Note/Bond	4.250%	9/30/12	56,000	56,182
	United States Treasury Note/Bond	1.375%	10/15/12	38,000	38,055
	United States Treasury Note/Bond	0.375%	10/31/12	18,000	18,007
	United States Treasury Note/Bond	3.875%	10/31/12	5,000	5,030
	United States Treasury Note/Bond	1.375%	11/15/12	100,000	100,248

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
United States Treasury Note/Bond	3.375%	11/30/12	17,000	17,133
United States Treasury Note/Bond	0.500%	11/30/12	140,000	140,116
United States Treasury Note/Bond	1.125%	12/15/12	15,000	15,040
Total U.S. Government and Agency Obligations (Cost $4,080,707)				4,080,707
Repurchase Agreements (0.4%)
Goldman Sachs & Co.
(Dated 8/31/12, Repurchase Value $2,000,000,
collateralized by Federal Farm Credit Bank
0.350%–2.940%, 9/23/13–10/3/23)	0.190%	9/4/12	2,000	2,000
JP Morgan Securities LLC
(Dated 8/31/12, Repurchase Value $7,000,000,
collateralized by U.S. Treasury Note/Bond
0.250%, 8/31/14)	0.180%	9/4/12	7,000	7,000
RBC Capital Markets LLC
(Dated 8/31/12, Repurchase Value $3,000,000,
collateralized by U.S. Treasury Note/Bond
2.625%, 7/31/14)	0.150%	9/4/12	3,000	3,000
TD Securities (USA) LLC
(Dated 8/31/12, Repurchase Value $5,000,000,
collateralized by U.S. Treasury Note/Bond
1.250%, 3/15/14)	0.170%	9/4/12	5,000	5,000
Total Repurchase Agreements (Cost $17,000)				17,000
Total Investments (99.9%) (Cost $4,097,707)				4,097,707
Other Assets and Liabilities (0.1%)
Other Assets				9,850
Liabilities				(4,387)
				5,463
Net Assets (100%)
Applicable to 4,102,508,514 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				4,103,170
Net Asset Value Per Share				$1.00

At August 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	4,103,024
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	146
Net Assets	4,103,170

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Operations

Year Ended
August 31, 2012
($000)
Investment Income
Income
Interest	5,947
Total Income	5,947
Expenses
The Vanguard Group—Note B
Investment Advisory Services	203
Management and Administrative	5,879
Marketing and Distribution	910
Custodian Fees	74
Auditing Fees	28
Shareholders’ Reports	49
Trustees’ Fees and Expenses	5
Total Expenses	7,148
Expense Reduction—Note B	(1,645)
Net Expenses	5,503
Net Investment Income	444
Realized Net Gain (Loss) on Investment Securities Sold	35
Net Increase (Decrease) in Net Assets Resulting from Operations	479

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	444	903
Realized Net Gain (Loss)	35	45
Net Increase (Decrease) in Net Assets Resulting from Operations	479	948
Distributions
Net Investment Income	(444)	(903)
Realized Capital Gain	—	—
Total Distributions	(444)	(903)
Capital Share Transactions (at $1.00)
Issued	379,852	474,221
Issued in Lieu of Cash Distributions	435	881
Redeemed	(1,071,053)	(1,729,232)
Net Increase (Decrease) from Capital Share Transactions	(690,766)	(1,254,130)
Total Increase (Decrease)	(690,731)	(1,254,085)
Net Assets
Beginning of Period	4,793,901	6,047,986
End of Period	4,103,170	4,793,901

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended August 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001	.0002	.0004	.011	.034
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.0001	.0002	.0004	.011	.034
Distributions
Dividends from Net Investment Income	(.0001)	(.0002)	(.0004)	(.011)	(.034)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0001)	(.0002)	(.0004)	(.011)	(.034)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.01%	0.02%	0.04%	1.06%	3.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,103	$4,794	$6,048	$9,386	$8,982
Ratio of Expenses to
Average Net Assets	0.12%[2]	0.19%[2]	0.22%	0.27%[3]	0.23%
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.02%	0.04%	1.03%	3.33%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratios of total expenses to average net assets before expense reductions were 0.16% and 0.20%. See Note B in the Notes to Financial Statements.
3 Includes 0.02% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements. 1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2012, the fund had contributed capital of $600,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.24% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended August 31, 2012, Vanguard’s expenses were reduced by $1,645,000 (an effective annual rate of 0.04% of the fund’s average net assets).

Federal Money Market Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At August 31, 2012, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of August 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Admiral Treasury Money Market Fund

Fund Profile
As of August 31, 2012

Financial Attributes
Ticker Symbol	VUSXX
Expense Ratio[1]	0.12%
7-Day SEC Yield	0.02%
Average Weighted
Maturity	56 days

Sector Diversification (% of portfolio)
U.S. Treasury Bills	100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%

For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratio shown is from the prospectus dated December 27, 2011, and represents estimated costs for the current fiscal year. For the fiscal year ended August 31, 2012, the expense ratio was 0.05%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the expense ratio was 0.10%.

Admiral Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Cumulative Performance: August 31, 2002, Through August 31, 2012
Initial Investment of $50,000

		Average Annual Total Returns
		Periods Ended August 31, 2012
				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
Admiral Treasury Money Market
Fund	0.01%	0.76%	1.73%	$59,369
iMoneyNet Money Fund Report’s
100% Treasury Funds Average	0.00	0.45	1.27	56,722
Citigroup Three-Month U.S. Treasury
Bill Index	0.05	0.71	1.74	59,411

iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.

See Financial Highlights for dividend information.

Admiral Treasury Money Market Fund

Fiscal-Year Total Returns (%): August 31, 2002, Through August 31, 2012

		iMoneyNet
		Average
Fiscal Year	Total Returns	Total Returns
2003	1.20%	0.67%
2004	0.91	0.39
2005	2.29	1.61
2006	4.22	3.54
2007	5.01	4.34
2008	3.08	2.08
2009	0.70	0.17
2010	0.03	0.00
2011	0.02	0.00
2012	0.01	0.00

7-day SEC yield (8/31/2012): 0.02%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.

Average Annual Total Returns: Periods Ended June 30, 2012
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Admiral Treasury Money Market
Fund	12/14/1992	0.01%	0.92%	1.76%

Admiral Treasury Money Market Fund

Financial Statements

Statement of Net Assets
As of August 31, 2012

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (100.0%)
United States Cash Management Bill	0.113%	9/17/12	3,955	3,955
United States Treasury Bill	0.076%–0.120%	9/6/12	672,843	672,835
United States Treasury Bill	0.076%–0.090%	9/13/12	810,786	810,762
United States Treasury Bill	0.096%–0.098%	9/20/12	1,020,000	1,019,947
United States Treasury Bill	0.091%–0.150%	9/27/12	1,422,000	1,421,890
United States Treasury Bill	0.103%–0.140%	10/4/12	1,200,000	1,199,870
United States Treasury Bill	0.093%–0.150%	10/11/12	918,000	917,879
United States Treasury Bill	0.091%	10/18/12	624,000	623,926
United States Treasury Bill	0.090%–0.091%	10/25/12	881,000	880,881
United States Treasury Bill	0.108%–0.150%	11/1/12	790,000	789,840
United States Treasury Bill	0.100%–0.145%	11/8/12	900,000	899,814
United States Treasury Bill	0.110%–0.148%	11/15/12	825,000	824,791
United States Treasury Bill	0.104%–0.143%	11/23/12	968,000	967,754
United States Treasury Bill	0.110%	11/29/12	750,000	749,796
United States Treasury Bill	0.145%	1/10/13	228,000	227,880
United States Treasury Bill	0.143%	1/17/13	250,000	249,864
United States Treasury Bill	0.140%	1/24/13	140,000	139,921
United States Treasury Bill	0.138%	2/7/13	200,000	199,878
United States Treasury Bill	0.145%	2/14/13	100,000	99,933
United States Treasury Note/Bond	0.500%	11/30/12	550,000	550,458
United States Treasury Note/Bond	3.875%	2/15/13	100,000	101,678
Total U.S. Government and Agency Obligations (Cost $13,353,552)				13,353,552
Total Investments (100.0%) (Cost $13,353,552)				13,353,552

Admiral Treasury Money Market Fund

Market
Value
($000)
Other Assets and Liabilities (0.0%)
Other Assets	13,611
Liabilities	(13,460)
151
Net Assets (100%)
Applicable to 13,350,463,734 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	13,353,703
Net Asset Value Per Share	$1.00

At August 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	13,353,510
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	193
Net Assets	13,353,703

See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Statement of Operations

Year Ended
August 31, 2012
($000)
Investment Income
Income
Interest	8,739
Total Income	8,739
Expenses
The Vanguard Group—Note B
Investment Advisory Services	652
Management and Administrative	10,572
Marketing and Distribution	2,570
Custodian Fees	214
Auditing Fees	23
Shareholders’ Reports	75
Trustees’ Fees and Expenses	14
Total Expenses	14,120
Expense Reduction—Note B	(6,934)
Net Expenses	7,186
Net Investment Income	1,553
Realized Net Gain (Loss) on Investment Securities Sold	46
Net Increase (Decrease) in Net Assets Resulting from Operations	1,599

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,553	2,726
Realized Net Gain (Loss)	46	110
Net Increase (Decrease) in Net Assets Resulting from Operations	1,599	2,836
Distributions
Net Investment Income	(1,553)	(2,726)
Realized Capital Gain	—	—
Total Distributions	(1,553)	(2,726)
Capital Share Transactions (at $1.00)
Issued	865,430	976,384
Issued in Lieu of Cash Distributions	1,508	2,643
Redeemed	(2,827,163)	(4,391,653)
Net Increase (Decrease) from Capital Share Transactions	(1,960,225)	(3,412,626)
Total Increase (Decrease)	(1,960,179)	(3,412,516)
Net Assets
Beginning of Period	15,313,882	18,726,398
End of Period	13,353,703	15,313,882

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Financial Highlights

For a Share Outstanding			Year Ended August 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001	.0002	.0003	.007	.030
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—
Total from Investment Operations	.0001	.0002	.0003	.007	.030
Distributions
Dividends from Net Investment Income	(.0001)	(.0002)	(.0003)	(.007)	(.030)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.0001)	(.0002)	(.0003)	(.007)	(.030)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.01%	0.02%	0.03%	0.70%	3.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,354	$15,314	$18,726	$25,435	$23,289
Ratio of Expenses to
Average Net Assets	0.05%[2]	0.11%[2]	0.14%	0.15%[3]	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.02%	0.03%	0.74%	2.98%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratios of total expenses to average net assets before expense reductions were 0.10% and 0.12%. See Note B in Notes to Financial Statements.
3 Includes 0.03% of fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds.

See accompanying Notes, which are an integral part of the Financial Statements.

Admiral Treasury Money Market Fund

Notes to Financial Statements

Vanguard Admiral Treasury Money Market Fund is registered under the Investment Company Act 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements 1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At August 31, 2012, the fund had contributed capital of $1,953,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.78% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the year ended August 31, 2012, Vanguard’s expenses were reduced by $6,934,000 (an effective annual rate of 0.05% of the fund’s average net assets).

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Admiral Treasury Money Market Fund

At August 31, 2012, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of August 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Money Market Reserves and Vanguard Admiral Funds and the Shareholders of Vanguard Prime Money Market Fund, Vanguard Federal Money Market Fund and Vanguard Admiral Treasury Money Market Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Prime Money Market Fund, Vanguard Federal Money Market Fund and Vanguard Admiral Treasury Money Market Fund (the “Funds”) at August 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of Vanguard Municipal Cash Management Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

October 11, 2012

Special 2012 tax information (unaudited) for Vanguard Prime Money Market Fund

This information for the fiscal year ended August 31, 2012, is included pursuant to provisions of the
Internal Revenue Code.

For nonresident alien shareholders, 70.0% of income dividends are interest-related dividends.

Special 2012 tax information (unaudited) for Vanguard Federal Money Market Fund

This information for the fiscal year ended August 31, 2012, is included pursuant to provisions of the
Internal Revenue Code.

For nonresident alien shareholders, 100% of income dividends are interest-related dividends.

Special 2012 tax information (unaudited) for Vanguard Admiral Treasury Money Market Fund

This information for the fiscal year ended August 31, 2012, is included pursuant to provisions of the
Internal Revenue Code.

For nonresident alien shareholders, 100% of income dividends are interest-related dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended August 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	2/29/2012	8/31/2012	Period
Based on Actual Fund Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,000.21	$0.81
Institutional Shares	1,000.00	1,000.54	0.45
Federal Money Market Fund	$1,000.00	$1,000.05	$0.71
Admiral Treasury Money Market Fund	$1,000.00	$1,000.06	$0.40
Based on Hypothetical 5% Yearly Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,024.40	$0.82
Institutional Shares	1,000.00	1,024.75	0.46
Federal Money Market Fund	$1,000.00	$1,024.50	$0.71
Admiral Treasury Money Market Fund	$1,000.00	$1,024.80	$0.41

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for the period are: for the Prime Money Market Fund, 0.16% for Investor Shares and 0.09% for Institutional Shares; for the Federal Money Market Fund, 0.14%; and for the Admiral Treasury Money Market Fund, 0.08%. The annualized six-month expense ratios for the Federal Money Market Fund and the Admiral Treasury Money Market Fund reflect a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before the reduction, the annualized six-month expense ratios were: for the Federal Money Market Fund, 0.18%; and for the Admiral Treasury Money Market Fund, 0.13%.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Prime Money Market Fund, Federal Money Market Fund, and Admiral Treasury Money Market Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor to the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment policies. Information about each fund’s most recent performance can be found on the Performance Summary pages of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

SEC Yields. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Director of SKF AB
(chemicals); Director of Tyco International, Ltd.	(industrial machinery), Hillenbrand, Inc. (specialized
(diversified manufacturing and services), Hewlett-	consumer services), the Lumina Foundation for
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Vanguard Senior ManagementTeam
President, and Chief Executive Officer of NACCO
Industries, Inc. (forklift trucks/housewares/lignite);	Mortimer J. Buckley	Michael S. Miller
Director of Goodrich Corporation (industrial products/	Kathleen C. Gubanich	James M. Norris
aircraft systems and services) and the National	Paul A. Heller	Glenn W. Reed
Association of Manufacturers; Chairman of the Board	Martha G. King	George U. Sauter
of the Federal Reserve Bank of Cleveland and of	Chris D. McIsaac
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	Founder
Administration at Dartmouth College; Advisor to the	John C. Bogle
Norris Cotton Cancer Center.	Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
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With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q300 102012

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended August 31, 2012: $56,000 Fiscal Year Ended August 31, 2011: $56,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2012: $4,809,780
Fiscal Year Ended August 31, 2011: $3,978,540

(b) Audit-Related Fees.

Fiscal Year Ended August 31, 2012: $1,812,565
Fiscal Year Ended August 31, 2011: $1,341,750

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended August 31, 2012: $490,518
Fiscal Year Ended August 31, 2011: $373,830

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended August 31, 2012: $16,000
Fiscal Year Ended August 31, 2011: $16,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2012: $506,518
Fiscal Year Ended August 31, 2011: $389,830

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics. (b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2012

VANGUARD MONEY MARKET RESERVES

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 17, 2012

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.